CONVERTIBLE SENIOR NOTES, NET (Narrative) (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares
Debt Instrument [Line Items]
Principal amount	$ 2,000,000	$ 2,000,000
Coupon rate	0.00%	0.00%
Capped Call Transactions [Member]
Debt Instrument [Line Items]
Capped call initial strike price | $ / shares	$ 243.65	$ 243.65
Capped call initial cap price | $ / shares	334.43	$ 334.43
Capped call premium percentage		75.00%
Market price per share | $ / shares	$ 191.1	$ 191.1
Capped call cost paid	$ 192,000
Convertible note [Member]
Debt Instrument [Line Items]
Maturity description	Senior Notes due 2030
Maturity date	Dec. 15, 2030
Conversion rate description		The Convertible Notes are convertible at an initial conversion rate of 4.1042 Ordinary Shares per $1,000 principal amount of Convertible Notes (equivalent to an initial conversion price of approximately $243.65 per Ordinary Share)
Number of shares of common stock per $1,000 principal amount of Notes converted | shares	4.1042	4.1042
Conversion amount		$ 1,000,000
Initial conversion price | $ / shares		$ 243.65
Percentage of repurchase price equal to principal amount	100.00%	100.00%
Fundamental change percentage of repurchase price equal to principal amount	100.00%	100.00%
Ordinary share price to conversion price threshold percentage	110.00%	110.00%
Conversion terms [Member]
Debt Instrument [Line Items]
Principal amount	$ 2,000,000	$ 2,000,000
Coupon rate	0.28%	0.28%
Percentage of measurement period	98.00%	98.00%
Fundamental change percentage of repurchase price equal to principal amount	100.00%	100.00%
Percentage of conversion price.	130.00%	130.00%
Principal amount of convertible notes in conversion	$ 1,000,000	$ 1,000,000
Issuance costs	$ 28,250	$ 28,250